D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Provisions

	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total
2024

Opening balance	3,720	2,857	954	956	1,584	1,635	11,706
Additions	4,498	686	324	389	2,209	1,239	9,345
Reversal of excess amounts	–252	–485	–399	–209	–101	–313	–1,759
Charged to income statement							7,586
Utilization	–4,175	–748	–230	–376	–820	–941	–7,290
Reclassifications	–3	–632	83	–	–	73	–479
Translation differences	84	82	11	6	120	–111	192
Closing balance	3,872	1,760	743	766	2,992	1,582	11,715

of which current provisions	2,993	1,648	274	560	1,633	1,096	8,204
of which non-current provisions	879	112	469	206	1,359	486	3,511

2023

Opening balance	669	3,093	722	678	985	5,441	11,588
Additions	6,082	481	849	831	1,410	824	10,477
Reversal of excess amounts	–112	–131	–416	–	–60	–821	–1,540
Charged to income statement							8,937
Utilization	–2,866	–541	–138	–547	–682	–3,792	–8,566
Reclassifications	–14	–	–57	–	–	7	–64
Translation differences	–39	–45	–6	–6	–69	–24	–189
Closing balance	3,720	2,857	954	956	1,584	1,635	11,706

of which current provisions	2,865	984	346	705	902	977	6,779
of which non-current provisions	855	1,873	608	251	682	658	4,927